INCOME TAX (CREDIT)/EXPENSE (Schedule of Net Operating Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 69,003	$ 55,707	$ 34,880
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	7,737	8,896	11,026
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	57,206	40,652	22,609
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 4,060	$ 6,159	$ 1,245